Intangible Assets	12 Months Ended
Dec. 31, 2023
Intangible assets and goodwill [abstract]
Note 11 - Intangible Assets
Note 11 - Intangible Assets

A.	Composition

Goodwill	Concessions and mining rights	Trademarks	Technology / patents	Customer relationships	Computer application	Others	Total
$ millions

Cost
Balance as of January 1, 2023	526	210	84	108	194	142	69	1,333
Additions	-	1	-	8	-	24	2	35
Disposals	-	-	-	-	-	(1)	-	(1)
Translation differences	23	-	2	3	6	1	2	37
Balance as of December 31, 2023	549	211	86	119	200	166	73	1,404
Amortization
Balance as of January 1, 2023	19	85	34	60	144	82	57	481
Amortization for the year	-	6	2	5	12	12	5	42
Translation differences	-	-	1	1	4	1	1	8
Balance as of December 31, 2023	19	91	37	66	160	95	63	531
				-
Amortized Balance as of December 31 ,2023	530	120	49	53	40	71	10	873

Goodwill	Concessions and mining rights	Trademarks	Technology / patents	Customer relationships	Computer application	Others	Total
$ millions

Cost
Balance as of January 1, 2022	522	215	88	97	203	124	70	1,319
Additions	-	2	-	9	-	20	2	33
Adjustment to PPA (1)	5	-	-	6	(6)	-	-	5
Translation differences	(1)	(7)	(4)	(4)	(3)	(2)	(3)	(24)
Balance as of December 31, 2022	526	210	84	108	194	142	69	1,333
Amortization
Balance as of January 1, 2022	20	80	34	58	131	74	55	452
Amortization for the year	-	6	2	5	15	9	3	40
Translation differences	(1)	(1)	(2)	(3)	(2)	(1)	(1)	(11)
Balance as of December 31, 2022	19	85	34	60	144	82	57	481
				-
Amortized Balance as of December 31 ,2022	507	125	50	48	50	60	12	852

(1)	In July 2022, the Company completed the ADS’s Purchase Price Allocation (PPA).

B.	Total book value of intangible assets having defined useful lives and those having indefinite useful lives are as follows:

As of December 31
2023	2022
$ millions	$ millions

Intangible assets having a defined useful life	311	313
Intangible assets having an indefinite useful life	562	539
	873	852